PENSION AND OTHER POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2021
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of pension and other post-employment benefit liabilities

	Notes	2020	2021
Pension benefit and other post-employment benefit obligations
Pension benefit
The Company - funded	30a.i.a
Defined pension benefit obligation	30a.i.a.i	5,557	4,891
The Company - unfunded	30a.i.b	962	613
Telkomsel	30a.ii	3,852	4,188
Others		1	3
Projected pension benefit obligations		10,372	9,695
Net periodic post-employment health care benefit	30b	1,407	638
Other post-employment benefit	30c	367	300
Long service employee benefit	30d	53	4
Obligation under the Labor Law	30e	777	926
Total		12,976	11,563

Schedule of net periodic pension benefit cost

	Notes	2019	2020	2021
Pension benefit cost
The Company - funded	30a.i.a
Defined pension benefit obligation	30a.i.a.i	362	545	732
Additional pension benefit obligation	30a.i.a.ii	1	0	0
The Company - unfunded	30a.i.b	163	117	74
Telkomsel	30a.ii	314	142	331
Others		0	0	0
Total periodic pension benefit cost	26	840	804	1,137
Net periodic post-employment health care benefit cost	26,30b	167	253	263
Other post-employment benefit cost	26,30c	33	81	23
Long service employee benefit cost	26,30d	—	53	3
Obligation under the Labor Law	26,30e	136	258	254
Total		1,176	1,449	1,680

Summary of amounts recognized in other comprehensive income (loss)

	Notes	2019	2020	2021
Defined benefit plan actuarial gain (losses)
The Company - funded	30a.i.a
Defined pension benefit obligation	30a.i.a.i	(1,116)	(2,942)	1,123
Additional pension benefit obligation	30a.i.a.ii	7	0	0
The Company - unfunded	30a.i.b	(94)	89	82
Telkomsel	30a.ii	(561)	(1,554)	(110)
Others		0	0	(3)
Post-employment health care benefit cost	30b	(634)	(158)	1,032
Other post-employment benefit	30c	(15)	(15)	2
Obligation under the Labor Law	30e	(107)	125	42
Sub-total		(2,520)	(4,455)	2,168
Deferred tax effect at the applicable tax rates	29h	411	859	(213)
Defined benefit plan acturial gain (losses) - net of tax		(2,109)	(3,596)	1,955

Schedule of the timing of benefits payments and weighted average duration of DBO

	Expected Benefits Payment
	The Company
	Funded				Post-employment	Other post-
	Defined pension	Additional pension			health care	employment
Time Period	benefit obligation	benefit obligation	Unfunded	Telkomsel	benefits	benefits
2020
Within next 10 years	18,913	—	1,061	3,795	5,649	417
Within 10-20 years	21,775	—	94	10,620	6,778	102
Within 20-30 years	19,869	—	77	8,203	5,575	78
Within 30-40 years	14,599	—	20	1,035	2,479	4
Within 40-50 years	3,278	—	—	—	398	—
Within 50-60 years	378	—	—	—	6	—
Within 60-70 years	23	—	—	—	—	—
Within 70-80 years	—	—	—	—	—	—

Weighted average duration of DBO	10.48 years	10.48 years	5.76 years	11.00 years	15.14 years	7.21 years

2021
Within next 10 years	20,809	—	691	4,224	5,959	357
Within 10-20 years	23,096	—	92	10,849	6,697	121
Within 20-30 years	21,308	—	85	8,385	5,117	92
Within 30-40 years	16,537	—	17	901	2,025	5
Within 40-50 years	3,965	—	—	—	259	—
Within 50-60 years	2,803	—	—	—	1	—
Within 60-70 years	16	—	—	—	—	—
Within 70-80 years	—	—	—	—	—	—

Weighted average duration of DBO	10.50 years	10.50 years	5.75 years	10.30 years	14.13 years	4.88 years

Schedule of change in discount rate and rate of compensation would have effect on DBO

	Discount Rate		Rate of Compensation
	1% Increase	1% Decrease	1% Increase	1% Decrease

	Increase (decrease) in amounts		Increase (decrease) in amounts
Sensitivity
2020
Funded:
Defined pension benefit obligation	(2,305)	2,754	1,733	(1,547)
Unfunded	(36)	28	30	(39)
Telkomsel	(471)	507	494	(463)
Post-employment health care benefits	(1,807)	2,339	2,248	(1,844)
Other post-employment benefits	(15)	17	—	—

2021
Funded:
Defined pension benefit obligation	(2,040)	2,419	1,571	(1,439)
Unfunded	(27)	30	33	(30)
Telkomsel	(434)	465	455	(429)
Post-employment health care benefits	(1,605)	1,964	1,985	(1,686)
Other post-employment benefits	(13)	14	—	—

Periodic pension benefit cost | Telkomsel
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Summary of amounts recognized in other comprehensive income (loss)

	2019	2020	2021
Actuarial (gain) losses recognized during the year due to:
Experience adjustments	115	190	324
Changes in financial assumptions	499	1,082	(233)
Changes in demographic assumptions	—	313	—
Return on plan assets (excluding amount included in net interest expense)	(53)	(31)	19
Net	561	1,554	110

Schedule of changes in projected pension benefit obligations

	2020	2021
Changes in projected pension benefit obligations
Projected pension benefit obligation at beginning of year	3,738	4,651
Charged to profit or loss:
Service costs	245	310
Net interest costs	278	299
Actuarial losses recognized in OCI	1,585	91
Benefit paid	(50)	(105)
Past service cost - plan amendments	(1,145)	(440)
Past service cost - curtailment effect	—	214
Projected pension benefit obligation at end of year	4,651	5,020

Changes in pension benefit plan assets
Fair value of pension plan assets at beginning of year	1,529	799
Interest income	104	52
Return on plan assets (excluding amount included in net interest expense)	31	(19)
Employer’s contributions	53	—
Benefit paid	(50)	—
Settlement loss	(868)	—
Fair value of pension plan assets at end of year	799	832
Pension benefit obligation at end of year	3,852	4,188

Summary of movements of prepaid pension benefit cost

	2020	2021
Pension benefit obligation at beginning of year	2,209	3,852
Periodic pension benefit cost	142	331
Actuarial losses recognized in OCI	1,585	91
Return on plan assets (excluding amount included in net interest expense)	(31)	19
Employer’s contributions	(53)	—
Benefit paid	—	(105)
Pension benefit obligation at end of year	3,852	4,188

Schedule of components of net periodic pension benefit cost

	2019	2020	2021
Service costs	187	(33)	84
Net interest costs	127	175	247
Total periodic pension benefit cost	314	142	331

Schedule of actuarial assumptions

	2019	2020	2021
Discount rate	7.50%	6.50%	7.00%
Rate of compensation increases	8.00%	8.00%	8.00%
Indonesian mortality table	2011	2019	2019

Periodic pension benefit cost | The company | Defined pension benefit obligation
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Summary of amounts recognized in other comprehensive income (loss)

	2019	2020	2021
Actuarial (gain) losses recognized during the year due to:
Experience adjustments	(677)	356	(340)
Changes in financial assumptions	1,952	2,190	(1,122)
Changes in demographic assumptions	239	195	—
Return on plan assets (excluding amount included in net interest expense)	(398)	201	339
Net	1,116	2,942	(1,123)

Schedule of changes in projected pension benefit obligations

	2020	2021
Changes in projected pension benefit obligations
Projected pension benefit obligations at beginning of year	22,061	25,103
Charged to profit or loss:
Service costs	260	269
Interest costs	1,544	1,577
Pension plan participants’ contributions	27	21
Actuarial losses recognized in OCI	2,741	(1,462)
Pension benefits paid	(1,530)	(1,670)
Additional welfare benefits	80	80
Benefits paid by employer	(80)	(80)
Projected pension benefit obligations at end of year	25,103	23,838

Changes in pension benefit plan assets
Fair value of pension plan assets at beginning of year	19,723	19,546
Interest income	1,383	1,223
Return on plan assets (excluding amount included in net interest expense)	(201)	(339)
Employer's contributions	205	226
Pension plan participants’ contributions	27	21
Pension benefits paid	(1,530)	(1,670)
Plan administration cost	(61)	(60)
Fair value of pension plan assets at end of year	19,546	18,947
Projected pension benefit obligations at end of year	5,557	4,891

Summary of fair value of plan assets

	2020		2021
	Quoted in		Quoted in
	active market	Unquoted	active market	Unquoted
Cash and cash equivalents	426	—	762	—
Equity instruments:
Financials	1,555	—	1,571	—
Consumer non-cyclicals	814	—	558	—
Basic material	307	—	300	—
Infrastructures	646	—	838	—
Energy	145	—	118	—
Technology	—	—	43	—
Industrials	462	—	421	—
Consumer cyclicals	120	—	112	—
Properties and real estate	122	—	143	—
Healthcare	194	—	202	—
Transportation and logistic	2	—	16	—
Equity-based mutual fund	678	—	321	—
Fixed income instruments:
Corporate bonds	—	6,208	—	4,558
Government bonds	6,821	—	7,736	—
Mutual funds	181	—	161	—
Non-public equity:
Direct placement	—	342	—	355
Property	—	185	—	186
Others	—	338	—	545
Total	12,473	7,073	13,302	5,644

Summary of movements of prepaid pension benefit cost

	2020	2021
Projected pension benefit obligations (prepaid pension benefit cost) at beginning of year	2,338	5,557
Net periodic pension benefit cost	562	763
Employer's contribution	(205)	(226)
Actuarial (gain) losses recognized in OCI	2,741	(1,462)
Return on plan assets (excluding amount included in net interest expense)	201	339
Benefits paid by employer	(80)	(80)
Projected pension benefit obligations at end of year	5,557	4,891

Schedule of components of net periodic pension benefit cost

	2019	2020	2021
Service costs	259	260	269
Plan administration cost	63	61	60
Net interest cost	76	161	354
Additional welfare benefits	—	80	80
Net periodic pension benefit cost	398	562	763
Amount charged to subsidiaries under contractual agreements	(36)	(17)	(31)
Net periodic pension benefit cost less cost charged to subsidiaries	362	545	732

Schedule of actuarial assumptions

	2019	2020	2021
Discount rate	7.25%	6.50%	7.00%
Rate of compensation increases	8.00%	8.00%	8.00%
Indonesian mortality table	2011	2019	2019

Periodic pension benefit cost | The company | Unfunded Pension
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Summary of amounts recognized in other comprehensive income (loss)

	2019	2020	2021
Actuarial (gain) losses recognized during the year due to:
Experience adjustments	12	(32)	(68)
Changes in demographic assumptions	37	(99)	—
Changes in financial assumptions	45	42	(14)
Net	94	(89)	(82)

Schedule of changes in projected pension benefit obligations

	2020	2021
Unfunded projected pension benefit obligations at beginning of year	1,479	962
Charged to profit or loss:
Service costs	28	25
Net Interest costs	89	49
Actuarial (gain) losses recognized in OCI	(89)	(82)
Benefits paid by employer	(545)	(341)
Unfunded projected pension benefit obligations at end of year	962	613

Schedule of components of net periodic pension benefit cost

	2019	2020	2021
Service costs	29	28	25
Net interest costs	134	89	49
Total periodic pension benefit cost	163	117	74

Schedule of actuarial assumptions

	2019	2020	2021
Discount rate	6.50% - 7.25%	5.25% - 6.50%	5.75% - 7.00%
Rate of compensation increases	6.10% - 8.00%	6.10% - 8.00%	6.10% - 8.00%
Indonesian mortality table	2011	2019	2019

Post-employment health care benefit cost
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Summary of amounts recognized in other comprehensive income (loss)

	2019	2020	2021
Actuarial (gain) losses recognized during the year due to:
Experience adjustments	810	(1,680)	(105)
Changes in financial assumptions	1,190	1,800	(1,289)
Changes in demographic assumptions	(1,095)	(24)	—
Return on plan assets (excluding amount included in net interest expense)	(271)	62	362
Net	634	158	(1,032)

Schedule of changes in projected pension benefit obligations

	2020	2021
Changes in projected post-employment health care benefit obligation
Projected post-employment health care benefit obligation at beginning of year	13,823	14,443
Charged to profit or loss:
Interest costs	1,083	955
Actuarial (gain) losses recognized in OCI	96	(1,394)
Post-employment health care benefits paid	(559)	(588)
Projected post-employment health care benefit obligation at end of year	14,443	13,416

Changes in post-employment health care benefit plan assets
Fair value of plan assets at beginning of year	12,827	13,036
Interest income	1,004	860
Return on plan assets (excluding amount included in net interest expense)	(62)	(362)
Post-employment health care benefits paid	(559)	(588)
Plan administration cost	(174)	(168)
Fair value of plan assets at end of year	13,036	12,778
Projected for post-employment health care benefit obligation at end of year	1,407	638

Summary of fair value of plan assets

	2020		2021
	Quoted in		Quoted in
	active market	Unquoted	active market	Unquoted
Cash and cash equivalents	745	—	527	—
Equity instruments:
Financials	1,191	—	1,254	—
Consumer non-cyclicals	113	—	100	—
Basic material	212	—	256	—
Infrastructures	458	—	574	—
Energy	110	—	171	—
Technology	—	—	24	—
Industrials	299	—	274	—
Consumer cyclicals	522	—	483	—
Properties and real estate	83	—	93	—
Healthcare	222	—	232	—
Transportation and logistic	1	—	5	—
Equity-based mutual funds	519	—	569	—
Fixed income instruments:
Fixed income mutual funds	8,239	—	7,858	—
Unlisted shares:
Private placement	—	322	—	358
Total	12,714	322	12,420	358

*Since January 25, 2021, the Jakarta Stock Industrial Classification (JASICA) has been officially replaced by the IDX Industrial Classification (IDX - IC)

Summary of movements of prepaid pension benefit cost

	2020	2021
Projected post-employment health care benefit obligation at beginning of year	996	1,407
Net periodic post-employment health care benefit costs	253	263
Actuarial (gain) losses recognized in OCI	96	(1,394)
Return on plan assets (excluding amount included in net interest expense)	62	362
Projected post-employment health care benefit obligation at end of year	1,407	638

Schedule of components of net periodic pension benefit cost

	2019	2020	2021
Plan administration costs	150	174	168
Net interest costs	17	79	95
Net periodic post-employment health care benefit cost	167	253	263

Schedule of actuarial assumptions

	2019	2020	2021
Discount rate	8.00%	6.75%	7.50%
Health care costs trend rate assumed for next year	7.00%	7.00%	7.00%
Ultimate health care costs trend rate	7.00%	7.00%	7.00%
Year that the rate reaches the ultimate trend rate	2019	2020	2021
Indonesian mortality table	2011	2019	2019

Other post-employment benefit cost
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Summary of amounts recognized in other comprehensive income (loss)

	2019	2020	2021
Actuarial (gain) losses recognized during the year due to:
Experience adjusments	(25)	(18)	13
Changes in demographic assumptions	20	16	—
Changes in financial assumptions	20	17	(15)
Total	15	15	(2)

Summary of movements of prepaid pension benefit cost

	2020	2021
Projected other post-employment benefit obligations at beginning of year	366	367
Charged to profit or loss:
Service costs	4	7
Net interest costs	19	16
Past service costs	58	—
Actuarial (gain) losses recognized in OCI	15	(2)
Benefits paid by employer	(95)	(88)
Projected other post-employment benefits obligations at end of year	367	300

Schedule of components of net periodic pension benefit cost

	2019	2020	2021
Current service costs	4	4	7
Net interest costs	29	19	16
Past service costs	—	58	—
Projected other post-employment benefit cost	33	81	23

Schedule of actuarial assumptions

	2019	2020	2021
Discount rate	6.25%	5.00%	6.25%
Indonesian mortality table	2011	2019	2019